Share-based payments - Performance shares (Details)	Dec. 31, 2023 EUR (€) equityInstrument	Dec. 31, 2022 equityInstrument	Dec. 31, 2021 equityInstrument	Dec. 31, 2020 equityInstrument
Performance shares
Share-based payment
Performance shares outstanding at target (in shares) | equityInstrument	43,346,804	63,747,848	79,827,008	99,472,193
2020
Share-based payment
Performance shares outstanding at target (in shares)	0
Confirmed payout (% at target)	38.00%
2021
Share-based payment
Performance shares outstanding at target (in shares)	16,086,604
Confirmed payout (% at target)	12.00%
2022
Share-based payment
Performance shares outstanding at target (in shares)	12,141,600
Confirmed payout (% at target)	0.00%
2023
Share-based payment
Performance shares outstanding at target (in shares)	15,118,600
Confirmed payout (% at target)	0.00%